Stockholders Equity (Details) - $ / shares	1 Months Ended		12 Months Ended
	Apr. 22, 2024	Jun. 29, 2023	Dec. 31, 2024	Dec. 31, 2023
Risk-free interest rate		5.41%	4.32%	4.77%
Expected life		1 year	8 months 12 days	6 months
Share price		$ 2.68	$ 0.21	$ 1.19
Volatility		142.00%	149.00%	135.00%
Level 3 | Warrants liabilities
Risk-free interest rate	5.39%		4.80%
Expected life	5 years 6 months		4 years 9 months 18 days
Share price	$ 0.64		$ 0.21
Volatility	132.00%		157.00%